Income taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of reconciliation of provision of income tax

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2026	June 30, 2025

Loss before taxes	$(17,275,818)	$(349,227)

Expected income tax credit at statutory rate of 25% (2025: 25%)	$(4,318,955)	$(87,307)
Increase (decrease) in income taxes resulting from:
Change in fair value of warrants	-	(506,236)
Loss on extinguishment of warrants	-	71,337
Valuation allowance for deferred tax asset	-	388,969
Financing cost	200,000	150,000
Unrealiszed loss on investments in fund	9,978	-
Realized gain in investments	-	(12,669)
Unrealized loss on digital assets	704,788	-
Realized loss on digital assets	743,522	-
Loss on issuance of derivative and common stock	377,577
Loss on extinguishment of debts	1,204,733
Gain on fair value of convertible notes	(920,285)	-
Gain on change in fair value of derivative liabiliity	(16,689)
Staking reward income	(23,658)	-
Consignment inventory reserve allowance	414,717
Non-taxable other income	(2,188)	-
Non-taxable interest income	(42,674)	(53,171)
Non-tax deductible personnel expenses	39,738	42,578
Non-tax deductible consulting fees	803,613	154,777
Non-tax deductible general and administrative expenses	379,011	201,924
Non-tax deductible interest expenses	292,855
Income tax credit not recognized due to continuous loss making	175,589	-
Other items, net	(21,672)	(16,705)
Income tax expense (credit)	$-	$333,497

Schedule of components of deferred tax assets

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2026	June 30, 2025
Deferred tax assets:
Accrued employee benefits	$50,244	$41,582
Unrealized foreign exchange (gain) loss	2,148	(1,264)
Depreciation	-	(5,031)
Operating right of use assets and lease liabilities	-	5,692
Accumulated tax loss	514,166	347,990
Provision for bad debt	-	-
Valuation allowance for deferred tax asset	(566,558)	(388,969)
Net deferred tax asset	$-	$-